Spin-Off - Summary of Cash Flow and Financial Statement from Discontinued Operations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Cash flows from operating activities	₩ 5,031,279	₩ 5,821,876	₩ 4,034,984
Cash flows from investing activities	(3,486,189)	(4,250,402)	(3,581,584)
Cash flows from financing activities	(2,053,611)	(1,457,579)	(686,674)
Current assets	6,352,665	8,775,086
Non-current assets	24,558,612	39,131,871
Total Assets	30,911,277	47,906,957
Current liabilities	6,960,435	8,177,967
Non-current liabilities	11,615,704	15,332,747
Total Liabilities	18,576,139	23,510,714
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Cash flows from operating activities	59,255	495,696	196,518
Cash flows from investing activities	(967,053)	(483,599)	(189,064)
Cash flows from financing activities	(88,872)	₩ (22,902)	₩ (35,395)
Current assets	2,608,601
Non-current assets	19,269,615
Total Assets	21,878,216
Current liabilities	2,161,458
Non-current liabilities	4,676,324
Total Liabilities	6,837,782
Net assets	₩ 15,040,434